Derivative Instruments and Hedging Activities - SRA - Additional Information (Details) - SRA Companies, Inc. - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2015
Derivative [Line Items]
Interest rate cash flow hedge derivatives notional value	$ 500.0	$ 565.0		$ 500.0
Cash flow hedge gain (loss) expected to be reclassified during next 12 months	6.2			4.6
Derivative liability	10.0	19.5		7.5
Interest rate cash flow hedge gain (loss) reclassified to earnings	10.9	$ 4.6	$ 1.5
Termination value of the net interest rate swap in a net liability position	$ 13.0			10.4
Minimum
Derivative [Line Items]
Interest rate cash flow hedge derivatives notional value				$ 475.0